Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying interim unaudited condensed consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”). The interim unaudited condensed consolidated financial statements are comprised of the condensed financial statements of the Company. In management’s opinion, the interim financial data presented includes all adjustments necessary for a fair presentation. All intercompany accounts and transactions have been eliminated. Certain information required by GAAP has been condensed or omitted in accordance with rules and regulations of the SEC. Operating results for the three months ended March 31, 2025, are not necessarily indicative of the results that may be expected for any future period or for the year ending December 31, 2025. The accompanying interim unaudited condensed consolidated financial statements should be read in conjunction with the Annual Report on Form 10-K for the year ended December 31, 2024. The December 31, 2024, Condensed Consolidated Balance Sheet is derived from the audited balance sheet included in the Annual Report on Form 10-K for the year ended December 31, 2024. A summary of our significant accounting policies is included in Note 2 to our consolidated financial statements in our Annual Report on Form 10-K for the year ended December 31, 2024. Certain of our accounting policies are considered critical, as these policies are the most important to the depiction of our financial statements and require significant, difficult or complex judgments by us, often employing the use of estimates about the effects of matters that are inherently uncertain. Such policies are summarized below.

(a) Revision of Previously Issued Financial Statements

In connection with the preparation of the consolidated financial statements for the period ended December 31, 2024, we identified errors in our previously filed consolidated financial statements and interim unaudited quarterly condensed consolidated financial statements relating to incorrectly capitalizing the costs of obtaining and maintaining patents.

In accordance with Staff Accounting Bulletins (“SAB”) No. 99, Materiality and SAB No. 108, Considering the Effects of Misstatements when Quantifying Misstatements in the Current Year Financial Statements, we assessed the materiality of these errors to our previously issued consolidated financial statements and interim unaudited condensed consolidated financial statements. Based upon our evaluation of both quantitative and qualitative factors, we concluded the errors were not material to our previously issued consolidated financial statements or interim condensed consolidated financial statements.

The following table summarize the effects and modification of the revision on our previously issued interim unaudited condensed consolidated financial statements for the three months ended March 31, 2024 (in thousands, except net loss per share) for associated activity all of which occurred through March 31, 2024:

Condensed Consolidated Statement of Operations	As Previously Stated	Adjustments	As Revised
Three Months Ended March 31, 2024	03/31/24	03/31/24	03/31/24
Research and development expenses	$5,857	(13)	$5,844
Loss from operations	(11,685)	13	$(11,672)
Net loss available to common stockholders	(13,219)	13	$(13,206)
Net loss attributable to common stockholders	(14,020)	13	$(14,007)
Net loss per share, basic and diluted	(0.60)	-	(0.60)
Weighted average common shares outstanding, basic and diluted	23,323,045	23,323,045	23,323,045

Condensed Consolidated Statement of Cash Flows Three Months Ended March 31, 2024	As Previously Stated	Adjustments	As Revised
Net loss	$(13,219)	$13	$(13,206)
Depreciation and amortization	188	(13)	175
Net cash used in operating activities	(10,867)	-	$(10,867)

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”). The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries as of December 31, 2024 and 2023, respectively: TriSalus Operating Life Sciences, Inc., TriSalus Medical LLC and TriSalus Therapeutics LLC. Unless otherwise specified, references to the Company are references to TriSalus Life Sciences, Inc. and its consolidated subsidiaries. All intercompany transactions and balances have been eliminated upon consolidation.

We have modified the presentation of certain warrants within our financial statements and corresponding footnotes. In previous filings, we reported the Working Capital Warrants in combination with the Private Warrants, calling them collectively the Private Warrants. For the current Annual Report on Form 10-K, we have separated the Working Capital Warrants from the Private Placement Warrants. We have modified the presentation through the separation of the activity related to the extinguishment of certain pre-merger equity and the associated tranche liability. We have also modified the presentation of the Long-Lived Assets footnote to conform with the current year presentation and provide comparative information.

(a) Revision of Previously Issued Financial Statements

In connection with the preparation of the consolidated financial statements for the period ended December 31, 2024, we identified errors in our previously filed consolidated financial statements and unaudited quarterly consolidated financial statements relating to incorrectly capitalizing the costs of obtaining and maintaining patents.

In accordance with Staff Accounting Bulletins (“SAB”) No. 99, Materiality and SAB No. 108, Considering the Effects of Misstatements when Quantifying Misstatements in the Current Year Financial Statements, we assessed the materiality of these errors to our previously issued and current year consolidated financial statements. Based upon our evaluation of both quantitative and qualitative factors, we concluded the errors were not material to our previously issued annual or interim consolidated financial statements.

The following table summarize the effects and modification of the revision on our previously issued consolidated financial statements for prior year ended December 31, 2023 and the first quarter of 2024 (in thousands, except net loss per share) for associated activity all of which occurred through March 31, 2024:

	As Previously Stated	Adjustments	As Revised
Consolidated Balance Sheet	12/31/23	12/31/23	12/31/23
Intangible assets, net	$1,127	$(1,127)	$-
Total assets	25,725	(1,127)	24,598
Accumulated deficit	(248,377)	(1,127)	(249,504)
Total Stockholders’ deficit	(25,938)	(1,127)	(27,065)

Consolidated Statement of Operations	As Previously Stated	Adjustments	As Revised
Twelve Months Ended December 31, 2023
Research and development expenses	29,510	325	29,835
Loss from operations	(54,150)	(325)	$(54,475)
Net loss available to common stockholders	(59,038)	(325)	(59,363)
Net loss attributable to common stockholders	(63,277)	(325)	(63,602)
Net loss per share, basic and diluted	(6.73)	(0.04)	(6.77)

Three Months Ended March 31, 2024
Research and development expenses	$5,857	$(13)	$5,844
Loss from operations	(11,685)	13	$(11,672)
Net loss available to common stockholders	(13,219)	13	$(13,206)
Net loss attributable to common stockholders	(14,020)	13	$(14,007)
Net loss per share, basic and diluted	(0.60)	-	(0.60)

Consolidated Statement of Cash Flows	As Previously Stated	Adjustments	As Revised
Year Ended December 31, 2023
Net loss available to common stockholders	$(59,038)	$(325)	$(59,363)
Depreciation and amortization	702	(18)	684
Loss on impairment of intangible assets	190	(190)	-
Net cash used in operating activities	(50,045)	(533)	(50,578)
Cash paid for intellectual property and licenses	(533)	533	-
Net cash used in investing activities	(2,121)	533	(1,588)

Three Months Ended March 31, 2024
Net loss available to common stockholders	$(13,219)	$13	$(13,206)
Depreciation and amortization	188	(13)	175
Net cash used in operating activities	(10,867)	-	$(10,867)

Cash, Cash Equivalents, and Restricted Cash

(b) Cash, Cash Equivalents, and Restricted Cash

We consider all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. We invest excess cash primarily in money market funds. Restricted cash is held in a separate account at our bank to support our corporate credit card program and is recorded in other assets on our Condensed Consolidated Balance Sheets.

(b) Cash, Cash Equivalents, and Restricted Cash

We consider all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents. We invest excess cash primarily in money market funds. Restricted cash is held in a separate account at our bank to support our corporate credit card program. It is recorded in other assets on our Consolidated Balance Sheet.

Concentrations of Credit Risk and Other Risks and Uncertainties

(c) Concentrations of Credit Risk and Other Risks and Uncertainties

Our cash is deposited primarily with two Federal Deposit Insurance Corporation (“FDIC”) insured financial institutions. At times, the deposits in these institutions may exceed the amount of insurance provided on such deposits. Although we have not experienced any losses in such accounts and believe that we are not exposed to any significant risk on these balances, bank failures, events involving limited liquidity, defaults, non-performance, or other adverse developments that affect financial institutions, or concerns or rumors about such events, may lead to liquidity constraints.

(c) Concentrations of Credit Risk and Other Risks and Uncertainties

Our cash is deposited primarily with two Federal Deposit Insurance Corporation (“FDIC”) insured financial institutions. At times, the deposits in these institutions may exceed the amount of insurance provided on such deposits. Although we have not experienced any losses in such accounts and believe that we are not exposed to any significant risk on these balances, bank failures, events involving limited liquidity, defaults, non-performance, or other adverse developments that affect financial institutions, or concerns or rumors about such events, may lead to liquidity constraints.

Accounts Receivable and Customer Concentrations

(d) Accounts Receivable and Customer Concentrations

Accounts receivable are recorded at the invoiced amount and do not bear interest. Our payment terms are typically on net 30 day terms. Our accounts receivable balances were $5.5 million and $5.1 million as of March 31, 2025 and December 31, 2024 and $3.6 million as of January 1, 2024, respectively. In accordance with ASC Topic 326, Financial Instruments-Credit Losses, the allowance for credit losses is our best estimate of the amount of probable credit losses in our existing accounts receivable. We review our allowance for credit losses periodically and establish reserves based on management’s expectations of realization based on historical write-off experience, as well as current general economic conditions and expectations regarding collection. Account balances are charged against the allowance after all reasonable means of collection have been exhausted and the potential for recovery is considered remote. We did not incur any credit losses for the three months ended March 31, 2024

The following table summarizes the credit losses accounts activity:

March 31, 2025
Beginning Balance	$187
Amount charged (recovered) to costs and expenses	(39)
Write-off of uncollectible receivables	-
Ending Balance	$148

(d) Accounts Receivable and Customer Concentrations

Accounts receivable are recorded at the invoiced amount and do not bear interest. Our payment terms are typically on net 30 day terms. Our accounts receivables balances were 5.1 million and 3.6 million as of December 31, 2024 and 2023 and $1.6 million as of January 1, 2023, respectively. In accordance with ASC Topic 326, Financial Instruments-Credit Losses, the allowance for credit losses is our best estimate of the amount of probable credit losses in our existing accounts receivable. We review our allowance for credit losses periodically and establish reserves based on management’s expectations of realization based on historical write-off experience, as well as current general economic conditions and expectations regarding collection. Account balances are charged against the allowance after all reasonable means of collection have been exhausted and the potential for recovery is considered remote. We did not incur any credit losses for the year ended December 31, 2023.

The following table summarizes the allowance for credit losses accounts activity:

December 31, 2024
Beginning Balance	$-
Amount charged (reversed) to costs and expenses	187
Write-off of uncollectible receivables	-
Ending Balance	$187

Inventory

(f) Inventory

Inventory is carried at the lower of cost or net realizable value. The balances are recorded on the first-in first-out method. Raw materials consist of purchase material, completed sub-assemblies, and parts for general production use. Finished goods consist of completed products, including direct labor and manufacturing overhead. Write-downs for excess and obsolete inventory are charged to cost of goods sold in the period when conditions giving rise to the write-downs are first recognized. Valuation reserves are recorded when, in our best judgment, we determine the carrying value of the affected inventory may be impaired or its net realizable value exceeds its cost.

(e) Inventory

Inventory is carried at the lower of cost or net realizable value. The balances are recorded on the first-in first-out method. Raw materials consist of purchase material, completed sub-assemblies, and parts for general production use. Finished goods consist of completed products, including direct labor and manufacturing overhead. Write-downs for excess and obsolete inventory are charged to cost of goods sold in the period when conditions giving rise to the write-downs are first recognized. Valuation reserves are recorded when, in our best judgment, we determine the carrying value of the affected inventory may be impaired or its net realizable value exceeds its cost.

Use of Estimates

(e) Use of Estimates

The preparation of the condensed consolidated financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ significantly from those estimates. The most significant estimates relate to the valuation of the Initial OrbiMed warrant liability, the contingent earnout liability, the Revenue Base Redemption liability, certain of our clinical expense accruals, and the valuation allowance on deferred tax assets.

(f) Use of Estimates

The preparation of the consolidated financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ significantly from those estimates. The most significant estimates relate to the valuation of the Initial OrbiMed warrant liability, the contingent earnout liability, the Revenue Base Redemption liability, certain of our clinical expense accruals, and the valuation allowance on deferred tax assets.

Property and Equipment

(g) Property and Equipment

Property and equipment are recorded at cost. Repairs and maintenance costs are expensed as incurred. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, which range from two to seven years. Leasehold improvements are amortized on a straight-line basis over the lesser of estimated useful lives or the lease term.

(g) Property and Equipment

Property and equipment are recorded at cost. Repairs and maintenance costs are expensed as incurred. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets, which range from two to seven years. Leasehold improvements are amortized on a straight-line basis over the lesser of estimated useful lives or the lease term.

Leases

(h) Leases

We account for leases in accordance with Accounting Standards Codification (“ASC”) Topic 842, Leases. We determine if an arrangement is or contains a lease at contract inception, and, if it does, the lease is recorded on the Condensed Consolidated Balance Sheets with right-of-use assets (“ROU”) representing the Company’s right to use an underlying asset for the lease term and lease liabilities representing our obligation to make lease payments. Lease ROU assets and liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. Lease ROU assets also include the effect of any lease payments made prior to or on lease commencement and excludes lease incentives and initial direct costs incurred, as applicable. As the implicit rate in our leases is typically unknown, we use our incremental borrowing rate based on the information available at the lease commencement date in determining the present value of future lease payments. When calculating our incremental borrowing rates, we consider our credit risk, the term of the lease, and total lease payments and adjusts for the impacts of collateral as necessary. The lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense is recognized on a straight-line basis over the lease term.

We have elected to not separate lease and non-lease components for any leases within our existing classes of assets and, as a result, account for any lease and non-lease components as a single lease component. We have also elected not to apply the recognition requirement for leases with a term of 12 months or less. We recognize an ROU asset and a lease liability at the lease commencement date.

For operating and finance leases, the lease liability is initially measured at the present value of the unpaid lease payments at the lease commencement date. The lease liability is subsequently measured at amortized cost using the effective-interest method.

The ROU asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received.

For operating leases, the ROU asset is subsequently measured throughout the lease term at the carrying amount of the lease liability, plus initial direct costs, plus (minus) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

For finance leases, the ROU asset is subsequently amortized using the straight-line method from the lease commencement date to the earlier of the end of its useful life or the end of the lease term unless the lease transfers ownership of the underlying asset to the Company or the Company is reasonably certain to exercise an option to purchase the underlying asset. In those cases, the ROU asset is amortized over the useful life of the underlying asset. Amortization of the ROU asset is recognized and presented separately from interest expense on the lease liability. Finance lease ROU assets are presented with property and equipment, net in the Condensed Consolidated Balance Sheets.

(h) Leases

We account for leases in accordance with Accounting Standards Codification (“ASC”) Topic 842, Leases. We determine if an arrangement is or contains a lease at contract inception, and, if it does, the lease is recorded on the Consolidated Balance Sheets with right-of-use assets (“ROU”) representing the Company’s right to use an underlying asset for the lease term and lease liabilities representing our obligation to make lease payments. Lease ROU assets and liabilities are recognized at the lease commencement date based on the present value of lease payments over the lease term. Lease ROU assets also include the effect of any lease payments made prior to or on lease commencement and excludes lease incentives and initial direct costs incurred, as applicable. As the implicit rate in our leases is typically unknown, we use our incremental borrowing rate based on the information available at the lease commencement date in determining the present value of future lease payments. When calculating our incremental borrowing rates, we consider our credit risk, the term of the lease, and total lease payments and adjusts for the impacts of collateral as necessary. The lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense is recognized on a straight-line basis over the lease term.

We have elected to not separate lease and non-lease components for any leases within our existing classes of assets and, as a result, account for any lease and non-lease components as a single lease component. We have also elected not to apply the recognition requirement for leases with a term of 12 months or less. We recognize an ROU asset and a lease liability at the lease commencement date.

For operating and finance leases, the lease liability is initially measured at the present value of the unpaid lease payments at the lease commencement date. The lease liability is subsequently measured at amortized cost using the effective-interest method.

The ROU asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred less any lease incentives received.

For operating leases, the ROU asset is subsequently measured throughout the lease term at the carrying amount of the lease liability, plus initial direct costs, plus (minus) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

For finance leases, the ROU asset is subsequently amortized using the straight-line method from the lease commencement date to the earlier of the end of its useful life or the end of the lease term unless the lease transfers ownership of the underlying asset to the Company or the Company is reasonably certain to exercise an option to purchase the underlying asset. In those cases, the ROU asset is amortized over the useful life of the underlying asset. Amortization of the ROU asset is recognized and presented separately from interest expense on the lease liability. Finance lease ROU assets are presented with property and equipment, net in the Consolidated Balance Sheets.

Warrants Liabilities

(i) Warrants Liabilities

Freestanding financial instruments that permit the holder to acquire shares that are either puttable by the holder, redeemable or contingently redeemable are required to be reported as liabilities in the condensed consolidated financial statements. We present such liabilities on the balance sheets at their estimated fair values. Changes in fair value of the liability are calculated each reporting period, and any change in value are recognized in the Condensed Consolidated Statements of Operations. We have determined that the warrants issued to investors and lenders, which are exercisable for shares of our convertible preferred stock, should be classified as liabilities due to contingent redemption liability of the underlying convertible preferred stock.

In connection with the Business Combination, we assumed warrants to purchase common stock. The warrants include the Public Warrants, Private Placement Warrants and Working Capital Warrants. We value the liability for all of the warrants based on the trading price of the publicly held warrants. See Notes (9) Warrants and (4) Financial Instruments for further discussion.

In connection with our borrowing under the OrbiMed Credit Agreement, we issued the Initial OrbiMed Warrant with the initial $25.0 million draw and the Subsequent OrbiMed Warrant with the subsequent $10.0 million draw, collectively the “OrbiMed Warrants”, which we classified as a derivative liability because it did not meet the equity classification criteria under ASC 815-40. We calculated the fair value of the OrbiMed Warrants based on the Black-Scholes-Merton option pricing model. This model considers several variables and assumptions in estimating the fair value of financial instruments, including the per-share fair value of the underlying common stock, exercise price, expected term, risk-free interest rate, expected stock price volatility over the expected term, and expected annual dividend yield. We calculated the expected terms as the contractual expiration period. The risk-free interest rate is estimated using the rate of return on U.S. treasury notes with a life that approximates the expected term. Our common stock does not have sufficient trading history and, therefore, we used the historical volatility of the stock prices of similar publicly traded peer companies. We utilized a dividend yield of zero, as we have no history or plan of declaring dividends on the Company’s common stock. See Notes (9) Warrants and (13) Debt.

(i) Warrants Liabilities

Freestanding financial instruments that permit the holder to acquire shares that are either puttable by the holder, redeemable or contingently redeemable are required to be reported as liabilities in the consolidated financial statements. We present such liabilities on the balance sheets at their estimated fair values. Changes in fair value of the liability are calculated each reporting period, and any change in value are recognized in the Consolidated Statements of Operations. We have determined that the warrants issued to investors and lenders, which are exercisable for shares of our convertible preferred stock, should be classified as liabilities due to contingent redemption liability of the underlying convertible preferred stock.

In connection with the Business Combination, we assumed warrants to purchase Common Stock. The warrants include the Public Warrants, Private Placement Warrants and Working Capital Warrants. We value the liability for all of the warrants based on the trading price of the publicly held warrants. See Note (10) Warrants and (4) Financial Instruments for further discussion.

In connection with our borrowing under the Initial OrbiMed Credit Agreement, we issued the Initial OrbiMed Warrant, which we classified as a derivative liability because it did not meet the equity classification criteria under ASC 815-40. We calculated the fair value of the Initial OrbiMed Warrant based on the Black-Scholes-Merton option valuation model (“Black-Scholes”). This model considers several variables and assumptions in estimating the fair value of financial instruments, including the per-share fair value of the underlying common stock, exercise price, expected term, risk-free interest rate, expected stock price volatility over the expected term, and expected annual dividend yield. We calculated the expected terms as the contractual expiration period. The risk-free interest rate is estimated using the rate of return on U.S. treasury notes with a life that approximates the expected term. Our Common Stock does not have sufficient trading history and, therefore, we used the historical volatility of the stock prices of similar publicly traded peer companies. We utilized a dividend yield of zero, as we have no history or plan of declaring dividends on the Company’s Common Stock.

Revenue Base Redemption Liability

(j) Revenue Base Redemption Liability

In connection with our the Initial OrbiMed Loan, a “Product Revenue Base” (i.e., with respect to any period, the net revenues for such period from sales of TriNav) on a trailing 12-month basis does not equal or exceed the specified amounts, we will start repaying the outstanding principal amount of the loans under the OrbiMed Credit Agreement. These required revenue thresholds are referred to as the “Revenue Base Redemption Liability.” We determined that we should bifurcate and separately recognize the Revenue Base Redemption Liability. We determined the value of the Revenue Base Redemption Liability using a Monte Carlo simulation of future revenue and valuing the Initial Term Loan using the with and without method. The change in fair value of the liability is recorded in the Condensed Consolidated Statement of Operations. See Note (13) Debt for further detail.

(j) Revenue Base Redemption Liability

In connection with our the Initial OrbiMed Loan, a “Product Revenue Base” (i.e., with respect to any period, the net revenues for such period from sales of TriNav) on a trailing 12-month basis does not equal or exceed the specified amounts, we will start repaying the outstanding principal amount of the loans under the OrbiMed Credit Agreement. These required revenue thresholds are referred to as the “Revenue Base Redemption Liability.” We determined that we should bifurcate and separately recognize the Revenue Base Redemption Liability. We determined the value of the Revenue Base Redemption Liability using a Monte Carlo simulation of future revenue and valuing the Initial Term Loan using the with and without method. The change in fair value of the liability is recorded in the Consolidated Statement of Operations. See Note (14) Debt for further detail.

Contingent Earnout Liability

(k) Contingent Earnout Liability

In connection with the execution of the Merger Agreement, MTAC entered into a sponsor support agreement (the “Sponsor Support Agreement”) with MedTech Acquisition Sponsor LLC (the “Sponsor”), Legacy TriSalus and MTAC’s directors and officers (the Sponsor and MTAC’s directors and officers, collectively, the “Sponsor Holders”). Pursuant to the Sponsor Support Agreement, 3,125,000 shares of common stock in the Company (“Common Stock”) held by the Sponsor Holders immediately after the Closing Date (such shares, the “Sponsor Earnout Shares”) became unvested and subject to potential forfeiture if certain triggering events are not achieved prior to the 5th anniversary of the Closing Date (the “Earnout Period”). The Sponsor Earnout Shares are classified as a liability in the Company’s Consolidated Balance Sheets because they do not qualify as being indexed to the Company’s own stock. The earnout liability was initially measured at fair value at the Closing Date using a Monte Carlo simulation of our future stock price and is subsequently remeasured at the end of each reporting period. The change in fair value of the earnout liability is recorded in the Condensed Consolidated Statements of Operations. See Notes (8) Contingent Earnout Liability and (4) Financial Instruments for further detail.

(k) Contingent Earnout Liability

In connection with the execution of the Merger Agreement, MTAC entered into a sponsor support agreement (the “Sponsor Support Agreement”) with MedTech Acquisition Sponsor LLC (the “Sponsor”), Legacy TriSalus and MTAC’s directors and officers (the Sponsor and MTAC’s directors and officers, collectively, the “Sponsor Holders”). Pursuant to the Sponsor Support Agreement, 3,125,000 shares of common stock in the Company (“Common Stock”) held by the Sponsor Holders immediately after the Closing Date (such shares, the “Sponsor Earnout Shares”) became unvested and subject to potential forfeiture if certain triggering events are not achieved prior to the 5th anniversary of the Closing Date (the “Earnout Period”). The Sponsor Earnout Shares are classified as a liability in the Company’s Consolidated Balance Sheets because they do not qualify as being indexed to the Company’s own stock. The earnout liability was initially measured at fair value at the Closing Date using a Monte Carlo simulation of our future stock price and is subsequently remeasured at the end of each reporting period. The change in fair value of the earnout liability is recorded in the Consolidated Statements of Operations. See Notes (4) Financial Instruments and (9) Contingent Earnout Liability for further detail.

Standby Equity Purchase Agreement

(l) Standby Equity Purchase Agreement

In October 2023, we entered into the SEPA with Yorkville. Pursuant to the SEPA, we have the right, but not the obligation, to sell to Yorkville up to $30.0 million of shares of Common Stock at our request at any time during the 24 months following the execution of the SEPA, subject to certain conditions. We evaluated the contract that includes the right to require Yorkville to purchase shares of common stock in the future (“put right”) considering the guidance in ASC 815-40, Derivatives and Hedging - Contracts on an Entity’s Own Equity and concluded that it is an equity-linked contract that does not qualify for equity classification, and therefore requires fair value accounting. Each period, we analyze the terms of the freestanding put right and record the balance as a liability. Changes in the fair value are recognized in earnings. See Note (12) Standby Equity Purchase Agreement for further detail.

(l) Standby Equity Purchase Agreement

In October 2023, the Company entered into a SEPA with Yorkville. Pursuant to the SEPA, the Company has the right, but not the obligation, to sell to Yorkville up to $30.0 million of shares of Common Stock at the Company’s request any time during the 24 months following the execution of such purchase agreement, subject to certain conditions. The SEPA, in its entirety, is not classified as a liability pursuant to ASC 480, and is accounted for as a derivative pursuant to ASC 815-10, Derivatives and Hedging (“ASC 815-10”). The SEPA derivative is valued based on a scenario-based valuation model utilizing the expected draws, probability of the draws and risk-free rate inputs. The change in the fair value of the derivative is recorded in the Consolidated Statements of Operations. See Note (13) Standby Equity Purchase Agreement for further detail.

Impairment and Disposal of Long-Lived Assets

(m) Impairment and Disposal of Long-Lived Assets

We review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is generally measured by a comparison of the carrying amount of the asset to future net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the estimated fair values of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less cost to sell.

(m) Impairment and Disposal of Long-Lived Assets

We review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is generally measured by a comparison of the carrying amount of the asset to future net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the estimated fair values of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less cost to sell.

Share-Based Compensation

(n) Share-Based Compensation

We account for all employee share-based compensation awards by recording expense based on the estimated fair value of the awards at the time of grant using the Black-Scholes-Merton option valuation model (“Black-Scholes”) for stock options and price of our common stock on the grant date for restricted stock units (“RSUs”) and performance stock units (“PSUs”). The determination of fair value using an option-pricing model is affected by the estimated fair value of the Company’s stock, as well as assumptions regarding a number of variables including, but not limited to, the fair value of underlying stock at the grant date, expected volatility of the underlying stock over the term of the awards, projected employee stock option exercise behaviors, and risk-free interest rates. We have elected to not include an estimated forfeiture rate in our share-based compensation expense recognition, in accordance with ASC Topic 718, Compensation - Stock Compensation, and we account for forfeitures in the period in which they occur. The estimated fair value of options, RSUs and PSUs granted is recognized as compensation expense on a straight-line basis over the expected life for each separately vesting portion of the awards. All shares issued upon the exercise of stock options and vesting of RSUs and PSUs are from our reserved authorized common stock.

(n) Share-Based Compensation

We account for all employee share-based compensation awards by recording expense based on the estimated fair value of the awards at the time of grant using the Black-Scholes for stock options and price of our common stock on the grant date for restricted stock units (“RSUs”) and performance stock units (“PSUs”). The determination of fair value using an option-pricing model is affected by the estimated fair value of the Company’s stock, as well as assumptions regarding a number of variables including, but not limited to, the fair value of underlying stock at the grant date, expected volatility of the underlying stock over the term of the awards, projected employee stock option exercise behaviors, and risk-free interest rates. We have elected to not include an estimated forfeiture rate in our share-based compensation expense recognition, in accordance with ASC Topic 718, Compensation - Stock Compensation, and we account for forfeitures in the period in which they occur. The estimated fair value of options, RSUs and PSUs granted are recognized as compensation expense on a straight-line basis over the expected life for each separately vesting portion of the awards. All shares issued upon the exercise of stock options and vesting of RSUs and PSUs are from our reserved authorized common stock.

Revenue Recognition

(o) Revenue Recognition

Our revenue is derived from the shipments of our PEDD infusion systems to our customers. Our customers are generally comprised of hospitals, clinics and physicians. Under ASC Topic 606, Revenue Recognition, we evaluate five steps to determine the appropriate timing and amount to recognize revenue. The five steps are:

a.	Identify the contract - We do not maintain long-term contracts with our customers. Typically, customers will submit a purchase order to us for delivery of a quantity of our products, which incorporate enforceable rights and obligations constituting the contract with the customer.

b.	Identify the performance obligation - Our performance obligation is to deliver the ordered products in accordance with the terms of the purchase order, which constitutes a single performance obligation. We do not have any on-going service obligation after delivery and only offer our customers an assurance-type warranty, which provides assurance the product will work as intended.

c.	Determine the transaction price - We maintain a single sales price for each of our products, which is generally fixed. For customers with rebate agreements, the rebates are accounted for within a contra-revenue account at the time the rebate milestone is achieved. We do not have a history of any significant refunds, allowances or other concessions provided to our customers from the agreed-upon sales price after delivery of the product. Refunds, allowances or other concessions are accounted for as a reduction of revenue.

d.	Allocate the transaction price - We do not have multiple performance obligations to complete when we fulfill a purchase order, as such, the transaction price is allocated fully to the units being sold.

e.	Recognize revenue - We recognize revenue at the point-in-time when the units for a purchase order have been shipped and control of the units has transferred to the customer, as evidenced by the delivery terms on the shipping documents. Typically, we ship Ex Works; therefore, we recognize revenue when the shipment leaves our premises. In certain cases, the purchase order specifies alternate shipping terms, usually DAP (delivery at place). In those cases, we defer revenue recognition until we are assured the units have been delivered and control has transferred to the customer. Our sale team is able to make in-person sales. When this occurs, the revenue in not recognized until we receive a Purchase Order (“P.O.”) from the customers, with the inventory treated as consignment until the time receiving the P.O. Shipping and handling activities are not considered to be a separate performance obligation; therefore, the costs are considered to be a fulfillment cost and the expenses are accounted for within cost of goods sold.

We provide certain customers with rebates that are explicitly stated in our contracts and are recorded as a reduction of revenue in the period the conditions for the rebates are achieved. The rebates result from performance-based offers that are primarily based on attaining contractually specified sales volumes. Subsequent to a rebate being earned, the customer receives a credit to apply to future purchases. We recognized $0.2 million and $0.1 million of rebates in the three months ended March 31, 2025 and 2024, respectively.

(o) Revenue Recognition

Our revenue is derived from the shipments of our PEDD infusion systems to our customers. Our customers are generally comprised of hospitals, clinics and physicians. Under ASC Topic 606, Revenue Recognition, we evaluate five steps to determine the appropriate timing and amount to recognize revenue. The five steps are:

1.	Identify the contract - We do not maintain long-term contracts with our customers. Typically, customers will submit a purchase order to us for delivery of a quantity of our products, which incorporate enforceable rights and obligations constituting the contract with the customer.

2.	Identify the performance obligation - Our performance obligation is to deliver the ordered products in accordance with the terms of the purchase order, which constitutes a single performance obligation. We do not have any on-going service obligation after delivery and only offer our customers an assurance-type warranty, which provides assurance the product will work as intended.

3.	Determine the transaction price - We maintain a single sales price for each of our products, which is generally fixed. For customers with rebate agreements, the rebates are accounted for within a contra-revenue account at the time the rebate milestone is achieved. We do not have a history of any significant refunds, allowances or other concessions provided to our customers from the agreed-upon sales price after delivery of the product. Refunds, allowances or other concessions are accounted for as a reduction of revenue.

4.	Allocate the transaction price - We do not have multiple performance obligations to complete when we fulfill a purchase order, as such, the transaction price is allocated fully to the units being sold.

5.	Recognize revenue - We recognize revenue at the point-in-time when the units for a purchase order have been shipped and control of the units has transferred to the customer, as evidenced by the delivery terms on the shipping documents. Typically, we ship Ex Works; therefore, we recognize revenue when the shipment leaves our premises. In certain cases, the purchase order specifies alternate shipping terms, usually DAP (delivery at place). In those cases, we defer revenue recognition until we are assured the units have been delivered and control has transferred to the customer. Our sale team is able to make in-person sales. When this occurs, the revenue in not recognized until we receive a Purchase Order (“P.O.”) from the customers, with the inventory treated as consignment until the time receiving the P.O. Shipping and handling activities are not considered to be a separate performance obligation; therefore, the costs are considered to be a fulfillment cost and the expenses are accounted for within cost of goods sold.

We provide certain customers with rebates that are explicitly stated in our contracts and are recorded as a reduction of revenue in the period the conditions for the rebates are achieved. The rebates result from performance-based offers that are primarily based on attaining contractually specified sales volumes. Subsequent to a rebate being earned, the customer receives a credit to apply to future purchases. We recognized $0.3 million and $0.2 million of rebates in the 12 months ended December 31, 2024 and 2023, respectively.

Research and Development

f. Research and Development

Research and development (“R&D”) costs include our engineering, regulatory, pre-clinical and clinical activities. R&D costs are expensed as incurred. The costs are related to internal headcount and external service we purchase, such as pre-clinical supplies and materials, clinical study management and supplies, and consulting related to our R&D. There were no development milestone payments of to Dynavax for nelitolimod in for three months ended March 31, 2025 and 2024. See Note (11) Dynavax Purchase for further discussion of Dynavax.

We are required to estimate our expenses resulting from our obligations under agreements with vendors, consultants, and contract research organizations, in connection with conducting R&D activities. The financial terms of these contracts are subject to negotiations, which vary from agreement to agreement and may result in payment flows that do not match the periods over which goods or services are provided. We reflect R&D expenses in our condensed consolidated financial statements by matching those expenses with the period in which services and efforts are expended. We account for these expenses according to the progress of the agreements, along with preparation of financial models, taking into account discussions with research and other key personnel as to the progress of studies or other services being performed. To date, we have had no material differences between our estimates of such expenses and the amounts actually incurred. Nonrefundable advance payments for goods and services are deferred and recognized as expense in the period that the related goods are consumed or services are performed.

(p) Research and Development

Research and development (“R&D”) costs include our engineering, regulatory, pre-clinical and clinical activities. R&D costs are expensed as incurred. The costs are related to internal headcount and external services we purchase, such as pre-clinical supplies and materials, clinical study management and supplies, and consulting related to our R&D. There were no development milestone payments to Dynavax for nelitolimod in for the year ended December 31, 2024 as compared to $1.0 million for the year ended December 31, 2023. See Note (12) Dynavax Purchase for further discussion of Dynavax.

We are required to estimate our expenses resulting from our obligations under agreements with vendors, consultants, and contract research organizations, in connection with conducting R&D activities. The financial terms of these contracts are subject to negotiations, which vary from agreement to agreement and may result in payment flows that do not match the periods over which goods or services are provided. We reflect R&D expenses in our consolidated financial statements by matching those expenses with the period in which services and efforts are expended. We account for these expenses according to the progress of the agreements, along with preparation of financial models, taking into account discussions with research and other key personnel as to the progress of studies or other services being performed. To date, we have had no material differences between our estimates of such expenses and the amounts actually incurred. Nonrefundable advance payments for goods and services are deferred and recognized as expense in the period that the related goods are consumed or services are performed.

Segment Reporting

g. Segment Reporting

Our Chief Operating Decision Maker (“CODM”), the Chief Executive Officer (“CEO”), reviews our financial information on a consolidated basis for purposes of allocating resources and evaluating its financial performance. The CEO considers recommendations from the Chief Financial Officer (“CFO”) and reviews the Monthly Financial Report (“MFR”), including financial information and the Company’s performance highlights, such as revenue, accounts receivable and inventory balances, cash flows and cash on-hand, operational expenditures and headcount. Based on the Company’s condensed consolidated financial information, the CEO makes the key operating decisions and determines how resources should be allocated. Once the CEO has decided, the CEO and CFO are responsible for carrying out the CEO’s decisions. All of our customers and long-lived assets are located in the United States. Since the Company operates as a single reporting segment, all required segment reporting disclosures can be found in the condensed consolidated financial statements. Accordingly, we have determined we operate as a single reportable segment within a single geographic area.

(q) Segment Reporting

Our Chief Operating Decision Maker (“CODM”), the Chief Executive Officer (“CEO”), reviews our financial information on a consolidated basis for purposes of allocating resources and evaluating its financial performance. The CEO considers recommendations from the Chief Financial Officer (“CFO”) and reviews the Monthly Financial Report (“MFR”), including financial information and the Company’s performance highlights, such as revenue, accounts receivable and inventory balances, cash flows and cash on-hand, operational expenditures and headcount. Based on the Company’s consolidated financial information, the CEO makes the key operating decisions and determines how resources should be allocated. Once the CEO has decided, the CEO and CFO are responsible for carrying out the CEO’s decisions. All of our customers and long-lived assets are located in the United States. Since the Company operates as a single reporting segment, all required segment reporting disclosures can be found in the consolidated financial statements. Accordingly, we have determined we operate as a single reportable segment within a single geographic area.

Advertising

h. Advertising

Advertising expense, which is included in sales and marketing costs, is expensed as incurred, and expense for the three months ended March 31, 2025 and 2024 was $0.1 million, respectively.

(r) Advertising

Advertising expense, which is included in sales and marketing costs, is expensed as incurred, and expense for the years ended December 31, 2024 and 2023, was $0.5 million and $1.3 million, respectively.

Income Taxes

i. Income Taxes

We account for income taxes pursuant to ASC Topic 740, Income Taxes, which requires the use of the asset-and-liability method of accounting for deferred income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. A valuation allowance is recorded to the extent it is more likely than not that a deferred tax asset will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date.

The Company recognizes the effect of income tax positions when it is more likely than not, based on technical merits, that the position will be sustained upon examination. Through March 31, 2025, management determined that no uncertain tax positions have been taken or are expected to be taken that could have a material effect on the Company’s income tax liabilities.

(s) Income Taxes

We account for income taxes pursuant to ASC Topic 740, Income Taxes, which requires the use of the asset-and-liability method of accounting for deferred income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. A valuation allowance is recorded to the extent it is more likely than not that a deferred tax asset will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date.

The Company recognizes the effect of income tax positions when it is more likely than not, based on technical merits, that the position will be sustained upon examination. Through 2024, management determined that no uncertain tax positions have been taken or are expected to be taken that could have a material effect on the Company’s income tax liabilities.

Net Loss per Share

j.Net Loss per Share

Net loss per share is calculated using the weighted average number of shares and dilutive common stock equivalents outstanding during the period. Warrants, convertible preferred stock, stock options, and restricted stock units, as described in Notes (9) Warrants, (14) Convertible Preferred Stock, and (16) Share-Based Compensation, are considered to be common stock equivalents. Potentially dilutive shares are excluded from the computation of earnings per share if their effect is anti-dilutive. As we reported a net loss for the three months ended March 31, 2025 and 2024, all potentially dilutive shares were excluded from net loss per share in both periods. See Note (15) Net Loss Per Share for further details.

(t) Net Loss per Share

Net loss per share is calculated using the weighted average number of shares and dilutive common stock equivalents outstanding during the period. Warrants, convertible preferred stock, stock options, and restricted stock units, as described in Notes (10) Warrants, (15) Convertible Preferred Stock, and (16) Stockholders’ Equity, are considered to be common stock equivalents. Potentially dilutive shares are excluded from the computation of earnings per share if their effect is anti-dilutive. As we reported a net loss for the years ended December 31, 2024 and 2023, all potentially dilutive shares were excluded from net loss per share in both years. See Note (17) Net Loss Per Share for further details.

Recent Accounting Pronouncements

k. Recent Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In March 2024, the FASB issued ASU 2024-01, Compensation - Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards, which clarifies the guidance on ASC Topic 718 by illustrating how to apply the scope guidance to determine whether a profit interest award should be accounted for as a shared-based payment arrangement under ASC 718 or another accounting standard (e.g., employee profit-sharing arrangement under ASC 710). The ASU aims to reduce the complexity diversity in practice by adding an example to ASC 718 that describes four fact patterns and illustrates how an entity evaluates common terms and characteristics of profit interests and similar awards to reach a conclusion about whether an award meets the scope conditions in ASC 718-10-15-3. The ASU is effective for all public entities for fiscal years beginning after December 15, 2024 and interim periods within those fiscal years. We adopted ASU 2024-01 on January 1, 2025. The effect of the adoption had no impact on our condensed consolidated financial statements.

In March 2024, the FASB issued ASU 2024-02, Codification Improvements - Amendments to Remove References to the Concept Statements, which removes references to the Board’s concepts statement from the FASB Accounting Standards Codification (the “Codification” or ASC). The ASU is part of the Board’s standing project to make “Codification updates for technical corrections such as conforming amendments, clarifications to guidance, simplifications to wording or the structure of guidance, and other minor improvements.” Before establishing the Codification in 2009, the FASB used or referred to the concepts statements as part of its standard setting. However, the Board is now removing those references since “references to the Concepts Statements in the Codification could imply that the Concepts Statements are authoritative.” The amendment is effective for all public entities for fiscal years beginning after December 15, 2024. Those who adopt the amendments in an interim period would have to adopt them as of the beginning of the fiscal year that includes that interim period. We adopted ASU 2024-02 on January 1, 2025. The effect of the adoption had no impact on our condensed consolidated financial statements.

Accounting Pronouncements Not Yet Adopted

In October 2023, the FASB issued ASU No. 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative. The amendments in ASU 2023-06 update requirements in various disclosure areas, including the statement of cash flows, earnings per share, debt, and equity. The amendments in ASU 2023-06 will be effective on the date the related disclosures are removed from Regulation S-X or Regulation S-K by the SEC and will no longer be effective if the SEC has not removed the applicable disclosure requirement by June 30, 2027. Early adoption is prohibited. We are currently evaluating the impact the adoption of this ASU will have on our condensed consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures. Under the ASU, Public Business Entity (“PBE”) must annually “(1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5% of the amount computed by multiplying pretax income or loss by the applicable statutory income tax rate).” This guidance is effective for public companies for annual periods beginning after December 15, 2024. For other companies, the amendments are effective for annual periods beginning after December 15, 2025. We are currently evaluating the impact the adoption of this ASU will have on our condensed consolidated financial statements.

In November 2024, the FASB issues ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, and in January 2025, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01. The amendment applies to all public business entities and is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. The requirements will be applied prospectively with the option for retrospective application. Early adoption is permitted. We are currently evaluating the impact the adoption of this ASU will have on our condensed consolidated financial statements.

In November 2024, the FASB issues ASU 2024-04, Debt - Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments, which amends ASC 470-20, Debt: Debt With Conversion and Other Options, to clarify the requirements related to accounting for the settlement of a debt instrument as an induced conversion. Based primarily on the consensus-for-exposure reached on Issue 23-A, Induced Conversion of Convertible Debt Instruments, by the Emerging Issues Task Force on September 14, 2023. The ASU is intended to “improve the relevance and consistency in application of the induced conversion guidance in Subtopic 470-20 for (a) convertible debt instruments with cash conversion features and (b) debt instruments that are not currently convertible.” The amendments are effective for all entities for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted as of the beginning of the annual reporting period for all entities that have adopted the amendments in Update 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. We are currently evaluating the impact the adoption of this ASU will have on our condensed consolidated financial statements.

(u) Recent Accounting Pronouncements

Recently issued and Adopted Accounting pronouncements

In June 2022, the FASB issued ASU 2022-03, Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies the guidance on ASC Topic 820 on the fair value measurement of equity security that is subject to a contractual sale restriction and requires specific disclosures related to such an equity security. Specifically, the ASU clarifies that a “contractual sale restriction prohibiting the sale of an equity security is a characteristic of the reporting entity holding the equity security and is not included in the equity security’s unit of account.” As such, the entity should not apply a discount related to the contractual sale restriction when measuring the equity security’s fair value. In addition, the ASU prohibits an entity from recognizing a contractual sale restriction as a separate unit of account. For public companies, the amendments for this update are effective for fiscal years beginning after December 15, 2023. For all other entities, the amendments are effective for fiscal year beginning after December 15, 2024, and interim periods within those fiscal years. We adopted ASU 2022-03 on January 1, 2024. The effect of the adoption had no impact on our consolidated financial statements.

In November 2023, the FASB issued ASU 2023-07, Improvements to Disclosures About Reportable Segments. The ASU improves reportable segment disclosure requirements through enhanced disclosures about significant segment expenses in annual and interim reports, clarifies circumstances in which an entity can disclose multiple segment measures of profit or loss, add disclosure requirements for entities with a single reportable segment, and other enhancements. The ASU is effective for all public entities for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. We adopted ASU 2023-07 on January 1, 2024. The effect of the adoption did not have an impact on our consolidated financial statements. Refer to the “Segment Reporting” section of Note (2) Summary of Significant Accounting Policies of our consolidated financial statements for further discussion of our segment.

Accounting Pronouncements Not Yet Adopted

In October 2023, the FASB issued ASU No. 2023-06, Disclosure Improvements: Codification Amendments in Response to the SEC’s Disclosure Update and Simplification Initiative. The amendments in ASU 2023-06 update requirements in various disclosure areas, including the statement of cash flows, earnings per share, debt, and equity. The amendments in ASU 2023-06 will be effective on the date the related disclosures are removed from Regulation S-X or Regulation S-K by the SEC and will no longer be effective if the SEC has not removed the applicable disclosure requirement by June 30, 2027. Early adoption is prohibited. We are currently evaluating the impact the adoption of this ASU will have on our consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures. Under the ASU, Public Business Entity (“PBE”) must annually “(1) disclose specific categories in the rate reconciliation and (2) provide additional information for reconciling items that meet a quantitative threshold (if the effect of those reconciling items is equal to or greater than 5% of the amount computed by multiplying pretax income or loss by the applicable statutory income tax rate).” This guidance is effective for public companies for annual periods beginning after December 15, 2024. For other companies, the amendments are effective for annual periods beginning after December 15, 2025. We are currently evaluating the impact the adoption of this ASU will have on our consolidated financial statements.

In March 2024, the FASB issued ASU 2024-01, Compensation - Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards, which clarifies the guidance on ASC Topic 718 by illustrating how to apply the scope guidance to determine whether a profit interest award should be accounted for as a shared-based payment arrangement under ASC 718 or another accounting standard (e.g., employee profit-sharing arrangement under ASC 710). The ASU aims to reduce the complexity diversity in practice by adding an example to ASC 718 that describes four fact patterns and illustrates how an entity evaluates common terms and characteristics of profit interests and similar awards to reach a conclusion about whether an award meets the scope conditions in ASC 718-10-15-3. The ASU is effective for all public entities for fiscal years beginning after December 15, 2024 and interim periods within those fiscal years. We are currently evaluating the impact the adoption of this ASU will have on our consolidated financial statements.

In March 2024, the FASB issued ASU 2024-02, Codification Improvements - Amendments to Remove References to the Concept Statements, which removes references to the Board’s concepts statement from the FASB Accounting Standards Codification (the “Codification” or ASC). The ASU is part of the Board’s standing project to make “Codification updates for technical corrections such as conforming amendments, clarifications to guidance, simplifications to wording or the structure of guidance, and other minor improvements.” Before establishing the Codification in 2009, the FASB used or referred to the concepts statements as part of its standard setting. However, the Board is now removing those references since “references to the Concepts Statements in the Codification could imply that the Concepts Statements are authoritative.” The amendment is effective for all public entities for fiscal years beginning after December 15, 2024. Those who adopt the amendments in an interim period would have to adopt them as of the beginning of the fiscal year that includes that interim period. We are currently evaluating the impact the adoption of this ASU will have on our consolidated financial statements.

In November 2024, the FASB issues ASU 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires additional disclosure of the nature of expenses included in the income statement in response to longstanding requests from investors for more information about an entity’s expenses. The new standard requires disclosures about specific types of expenses included in the expense captions presented on the face of the income statement as well as disclosures about selling expenses. The amendment applies to all public business entities and is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. The requirements will be applied prospectively with the option for retrospective application. Early adoption is permitted. We are currently evaluating the impact the adoption of this ASU will have on our consolidated financial statements.

In November 2024, the FASB issues ASU 2024-04, Debt - Debt with Conversion and Other Options (Subtopic 470-20): Induced Conversions of Convertible Debt Instruments, which amends ASC 470-20, Debt: Debt With Conversion and Other Options, to clarify the requirements related to accounting for the settlement of a debt instrument as an induced conversion. Based primarily on the consensus-for-exposure reached on Issue 23-A, Induced Conversion of Convertible Debt Instruments, by the Emerging Issues Task Force on September 14, 2023. The ASU is intended to “improve the relevance and consistency in application of the induced conversion guidance in Subtopic 470-20 for (a) convertible debt instruments with cash conversion features and (b) debt instruments that are not currently convertible.” The amendments are effective for all entities for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods. Early adoption is permitted as of the beginning of the annual reporting period for all entities that have adopted the amendments in Update 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity. We are currently evaluating the impact the adoption of this ASU will have on our consolidated financial statements.